LEASES	12 Months Ended
Jun. 28, 2017
Leases [Abstract]
LEASES
LEASES
(a) Capital Leases
We lease certain buildings under capital leases. The asset value of $38.8 million at June 28, 2017 and June 29, 2016, and the related accumulated amortization of $26.0 million and $24.1 million at June 28, 2017 and June 29, 2016, respectively, are included in buildings and leasehold improvements.
We also lease certain technology equipment under capital leases. The asset value of $12.4 million and $0.7 million at June 28, 2017 and June 29, 2016, and the related accumulated amortization of $0.7 million and $0.2 million at June 28, 2017 and June 29, 2016, respectively, are included in furniture and equipment. Amortization of assets under capital leases is included in depreciation and amortization expense.
(b) Operating Leases
We lease restaurant facilities and office space under operating leases. The majority having terms expiring at various dates through fiscal 2035. The restaurant leases have cumulative renewal clauses of 1 to 30 years at our option and, in some cases, have provisions for contingent rent based upon a percentage of sales in excess of specified levels, as defined in the leases. We include other rent-related costs in rent expense, such as common area maintenance, taxes and amortization of landlord contributions.
Rent expense consists of the following (in thousands):

	2017	2016	2015
Straight-lined minimum rent	$109,819	$107,776	$92,917
Contingent rent	3,821	4,408	4,774
Other	11,682	11,283	9,998
Total rent expense	$125,322	$123,467	$107,689

(c) Commitments
As of June 28, 2017, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2018	$11,823	$122,598
2019	7,636	110,238
2020	7,164	97,645
2021	4,820	82,707
2022	3,902	63,584
Thereafter	24,074	130,083
Total minimum lease payments(a)	59,419	$606,855
Imputed interest (average rate of 7%)	(14,002)
Present value of minimum lease payments	45,417
Less current installments	(9,649)
	$35,768
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(a)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $25.0 million and $40.8 million for capital and operating subleases, respectively.